Bunker Hill Mine and Mining Interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Extractive Industries [Abstract]
Schedule of Mining Interests

The carrying cost of the Mine is comprised of the following:

	March 31,	December 31,
	2023	2022

Bunker Hill Mine and Mining interests	$14,247,210	$14,247,210
Capitalized development	1,517,526	1,447,435
Pend Oreille plant asset, net	$15,764,736	$15,694,645

December 31,
2022

Contract purchase price	$7,700,000
Less: Credit by seller for prior maintenance payments	(300,000)
Net present value of water treatment cost recovery liability assumed (note 8)	6,402,425
Closing costs capitalized	2,638
Mine acquisition costs - legal	442,147
Carrying cost of mine – January 7, 2022	$14,247,210
Capitalized mining costs – 2022	1,447,435
Carrying cost of mine - total	$15,694,645